Note 9 - Stockholder's Equity (Details Narrative)	Apr. 30, 2013
Equity [Abstract]
Issued and outstanding shares	183,825
Shares earned under award plan but unissued	3,725
Authorized Class E non-voting preferred shares	5,000,000